EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

NOTE 14. EQUITY

The following tables present reclassifications and taxes related to items of other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019:

(Dollars in millions)	Pretax	Tax (Expense)	Net of Tax
For the year ended December 31, 2021:	Amount	Benefit	Amount
Foreign currency translation adjustments	$194	$—	$194
Unrealized gains (losses) on cash flow hedges
Unrealized gains (losses) arising during the period	4	—	4
Reclassification of (gains) losses to net income	(1)	—	(1)
Total unrealized gains (losses) on cash flow hedges	3	—	3
Retirement-related benefit plans*:
Prior service (credits) costs	1	(2)	(1)
Net (losses) gains arising during the period	72	(17)	54
Curtailments and settlements	3	(1)	2
Amortization of net (gains) losses	51	(13)	38
Total retirement-related benefit plans	127	(33)	94
Other comprehensive income (loss)	$324	$(33)	$292
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 16 – Retirement-Related Benefits for additional information.

(Dollars in millions)	Pretax	Tax (Expense)	Net of Tax
For the year ended December 31, 2020:	Amount	Benefit	Amount
Foreign currency translation adjustments	$129	$—	$129
Retirement-related benefit plans*:
Net (losses) gains arising during the period	$(41)	$13	$(28)
Amortization of prior service (credits) costs	(1)	—	—
Amortization of net (gains) losses	36	(12)	24
Total retirement-related benefit plans	$(6)	$2	$(4)
Other comprehensive income (loss)	$123	$2	$125
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 16 – Retirement-Related Benefits for additional information.

(Dollars in millions)	Before Tax	Tax (Expense)	Net of Tax
For the year ended December 31, 2019:	Amount	Benefit	Amount
Foreign currency translation adjustments	$11	$—	$11
Retirement-related benefit plans*:
Prior service costs (credits)	$(1)	$—	$(1)
Net (losses) gains arising during the period	(84)	27	(57)
Amortization of net (gains) losses	27	(9)	18
Total retirement-related benefit plans	$(57)	$18	$(39)
Other comprehensive income (loss)	$(46)	$18	$(28)
*	These AOCI components are included in the computation of net periodic benefit cost. Refer to Note 16 – Retirement-Related Benefits for additional information.

The following table presents the components of accumulated other comprehensive income (loss), net of taxes:

	Net Unrealized	Foreign Currency	Net Change	Accumulated Other
	Gains (Losses)	Translation	Retirement-Related	Comprehensive
(Dollars in millions)	on Cash Flow Hedges	Adjustments*	Benefit Plans	Income (Loss)
December 31, 2018	$—	$(1,019)	$(175)	$(1,193)
Other comprehensive income (loss)**	—	11	(39)	(28)
December 31, 2019	$—	$(1,007)	$(214)	$(1,221)
Other comprehensive income (loss)**	—	129	(4)	125
December 31, 2020	$—	$(878)	$(218)	$(1,096)
Net transfers from Parent	—	—	(339)	(339)
Other comprehensive income (loss)**	3	194	94	292
December 31, 2021	$3	$(684)	$(463)	$(1,143)

*	Foreign currency translation adjustments are presented gross.
**	No amounts were reclassified from accumulated other comprehensive income.